Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® ETF
August 31, 2025
ETF-NPRT3-1025
1.805775.121
Common Stocks - 99.7%
	Shares	Value ($)
ARGENTINA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Financiero Galicia SA Class B ADR (b)	14,836	582,758
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd (b)(c)	50,483	1,336,790
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd (b)	27,013	609,683
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	26,394	309,865
Liberty Global Ltd Class C (b)(c)	59,789	714,479

TOTAL BELGIUM		1,024,344
BRAZIL - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (c)	12,151	30,048,330
Diversified Consumer Services - 0.0%
Afya Ltd Class A	23,819	361,572
TOTAL CONSUMER DISCRETIONARY		30,409,902

Financials - 0.0%
Banks - 0.0%
Inter & Co Inc Class A (b)	107,397	922,540
Capital Markets - 0.0%
XP Inc Class A	103,740	1,881,844
Financial Services - 0.0%
StoneCo Ltd Class A (c)	87,353	1,438,704
TOTAL FINANCIALS		4,243,088

TOTAL BRAZIL		34,652,990
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (b)	29,333	1,285,372
CANADA - 1.0%
Financials - 0.0%
Capital Markets - 0.0%
Defi Technologies Inc (United States) (b)(c)	79,012	164,345
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (c)	85,526	1,025,457
Xenon Pharmaceuticals Inc (c)	27,581	1,067,661
		2,093,118
Life Sciences Tools & Services - 0.0%
AbCellera Biologics Inc (b)(c)	230,836	964,894
TOTAL HEALTH CARE		3,058,012

Industrials - 0.3%
Professional Services - 0.3%
Thomson Reuters Corp (United States) (b)	108,627	19,293,241
Information Technology - 0.6%
IT Services - 0.5%
Shopify Inc Class A (United States) (c)	293,832	41,512,586
Software - 0.1%
Descartes Systems Group Inc/The (United States) (c)	20,328	2,031,784
Hut 8 Corp (United States) (b)(c)	28,692	766,937
Open Text Corp (United States) (b)	53,948	1,784,060
		4,582,781
TOTAL INFORMATION TECHNOLOGY		46,095,367

Materials - 0.0%
Chemicals - 0.0%
Methanex Corp (United States)	21,427	760,873
Metals & Mining - 0.0%
Ssr Mining Inc (United States) (c)	55,189	1,065,700
Tmc The Metals CO Inc Class A (b)(c)	115,927	621,368
		1,687,068
TOTAL MATERIALS		2,447,941

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Colliers International Group Inc Subordinate Voting Shares (United States) (b)	12,738	2,106,228
FirstService Corp Subordinate Voting Shares (United States)	11,349	2,283,419
		4,389,647
TOTAL CANADA		75,448,553
CHINA - 0.7%
Communication Services - 0.1%
Entertainment - 0.0%
Netease Inc ADR	25,045	3,410,879
Interactive Media & Services - 0.1%
Baidu Inc Class A ADR (c)	33,820	3,223,047
Bilibili Inc ADR (b)(c)	31,227	726,340
Hello Group Inc Class A ADR	59,329	492,431
JOYY Inc Class A ADR	21,584	1,166,831
Weibo Corp Class A ADR (b)	48,570	556,612
		6,165,261
Media - 0.0%
LZ Technology Holdings Ltd Class B (b)(c)	33,102	120,822
TOTAL COMMUNICATION SERVICES		9,696,962

Consumer Discretionary - 0.5%
Automobiles - 0.0%
Li Auto Inc ADR (b)(c)	53,118	1,240,305
Broadline Retail - 0.4%
JD.com Inc ADR	117,325	3,645,288
PDD Holdings Inc Class A ADR (c)	160,850	19,337,388
		22,982,676
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	26,961	1,049,322
H World Group Ltd ADR (b)	43,314	1,596,121
Trip.com Group Ltd ADR	85,593	6,312,484
		8,957,927
TOTAL CONSUMER DISCRETIONARY		33,180,908

Financials - 0.0%
Capital Markets - 0.0%
Up Fintech Holding Ltd ADR (c)	41,824	522,800
Consumer Finance - 0.0%
LexinFintech Holdings Ltd Class A ADR	43,986	277,991
Qfin Holdings Inc Class A ADR	33,989	989,760
		1,267,751
TOTAL FINANCIALS		1,790,551

Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd ADR (b)(c)	11,219	3,433,575
Zai Lab Ltd ADR (b)(c)	22,629	749,020
		4,182,595
Pharmaceuticals - 0.0%
BGM Group Ltd Class A (c)	19,664	147,676
TOTAL HEALTH CARE		4,330,271

Industrials - 0.0%
Professional Services - 0.0%
Kanzhun Ltd ADR (c)	88,939	2,100,739
Information Technology - 0.0%
IT Services - 0.0%
GDS Holdings Ltd Class A ADR (b)(c)	28,779	994,602
TOTAL CHINA		52,094,033
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (b)(c)	9,505	392,271
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (c)	14,215	2,761,548
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA ADR (c)	16,393	407,038
Health Care - 0.0%
Biotechnology - 0.0%
Clementia Pharmaceuticals Inc rights (c)(d)	20,215	0
TOTAL FRANCE		407,038
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)(c)	25,224	2,522,400
CureVac NV (c)	109,162	586,200

TOTAL GERMANY		3,108,600
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A (b)	41,814	566,162
Webull Corp Class A (b)	105,062	1,427,793
		1,993,955
Insurance - 0.0%
Oxbridge Re Holdings Ltd (c)	88,934	186,761
TOTAL FINANCIALS		2,180,716

Materials - 0.0%
Metals & Mining - 0.0%
Blue Gold Ltd Class A (b)	5,932	64,125
Namib Minerals (b)	29,399	82,905
		147,030
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,327,746
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Star Bulk Carriers Corp (b)	30,879	575,893
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	40,830	1,972,497
HONG KONG - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (c)	95,521	949,479
Financials - 0.1%
Capital Markets - 0.1%
Futu Holdings Ltd Class A ADR	24,485	4,544,416
Health Care - 0.0%
Pharmaceuticals - 0.0%
Regencell Bioscience Holdings Ltd (b)(c)	119,845	1,683,822
Information Technology - 0.0%
Software - 0.0%
Diginex Ltd (b)	5,733	346,846
TOTAL HONG KONG		7,524,563
INDIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(c)	21,213	2,094,784
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
ReNew Energy Global PLC Class A (c)	88,101	670,448
TOTAL INDIA		2,765,232
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Polibeli Group Ltd Class A	88,061	871,804
IRELAND - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	8,899	561,660
ISRAEL - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (c)	144,686	483,251
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (c)	44,886	628,853
Broadline Retail - 0.0%
Global-e Online Ltd (c)	42,603	1,425,496
TOTAL CONSUMER DISCRETIONARY		2,054,349

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	10,638	640,514
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (b)	10,825	480,630
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd (United States) (b)	11,419	5,483,518
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Nayax Ltd (United States) (b)(c)	13,228	659,548
IT Services - 0.0%
Wix.com Ltd (c)	13,672	1,928,846
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (b)(c)	12,107	1,001,370
Nova Ltd (b)(c)	7,371	1,941,079
Tower Semiconductor Ltd (United States) (c)	28,706	1,688,487
		4,630,936
Software - 0.1%
Cellebrite DI Ltd (c)	62,976	1,032,806
Check Point Software Technologies Ltd (c)	26,639	5,145,057
Magic Software Enterprises Ltd (b)	25,559	518,848
Nice Ltd ADR (b)(c)	12,135	1,715,282
Radware Ltd (c)	20,151	508,611
Sapiens International Corp NV	19,561	839,167
		9,759,771
TOTAL INFORMATION TECHNOLOGY		16,979,101

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (United States) (c)	34,864	975,146
TOTAL ISRAEL		27,096,509
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	54,523	3,460,575
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	51,822	1,598,709
JORDAN - 0.0%
Financials - 0.0%
Insurance - 0.0%
International General Insurance Holdings Ltd (b)	9,172	221,412
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	17,486	2,988,707
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	48,229	4,531,597
TOTAL KAZAKHSTAN		7,520,304
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (c)	39,234	567,716
LUXEMBOURG - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Alvotech SA (b)(c)	65,994	532,572
NETHERLANDS - 0.6%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (c)	7,718	5,496,760
Merus NV (c)	20,340	1,339,186
Newamsterdam Pharma Co NV (b)(c)	33,696	810,388
		7,646,334
Pharmaceuticals - 0.0%
Pharvaris NV (c)	18,874	408,622
TOTAL HEALTH CARE		8,054,956

Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	20,621	15,313,567
NXP Semiconductors NV	60,996	14,324,911
		29,638,478
Software - 0.1%
Nebius Group NV Class A (b)(c)	48,647	3,323,563
TOTAL INFORMATION TECHNOLOGY		32,962,041

TOTAL NETHERLANDS		41,016,997
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VEON Ltd ADR (c)	14,328	838,618
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (c)	70,183	578,308
Financials - 0.0%
Banks - 0.0%
Popular Inc	8,800	1,105,632
TOTAL PUERTO RICO		1,683,940
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	22,100	0
SINGAPORE - 0.1%
Industrials - 0.1%
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	948,995	4,735,485
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	18,175	681,563
TOTAL SINGAPORE		5,417,048
SOUTH AFRICA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Karooooo Ltd	10,706	563,724
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class B ADR	45,461	453,246
SWEDEN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dova Pharmaceuticals Inc rights (c)(d)	7,729	0
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson Class B ADR	65,144	512,683
TOTAL SWEDEN		512,683
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	45,117	586,070
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	24,297	1,259,314
Health Care Technology - 0.0%
Sophia Genetics SA (c)	51,125	176,892
TOTAL HEALTH CARE		1,436,206

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA (United States) (b)	37,112	3,842,576
TOTAL SWITZERLAND		5,864,852
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Himax Technologies Inc ADR	37,971	309,084
Silicon Motion Technology Corp ADR	10,530	839,030

TOTAL TAIWAN		1,148,114
UNITED ARAB EMIRATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Robo.ai Inc Class B (b)(c)	68,180	110,452
UNITED KINGDOM - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC ADR	101,986	1,219,753
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	108,692	9,658,371
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Class A (United States) (b)	28,950	629,662
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC	21,540	761,654
Health Care - 0.2%
Biotechnology - 0.0%
Aptorum Group Ltd Class A (b)(c)	60,288	118,767
Immunocore Holdings PLC ADR (c)	31,414	1,012,159
		1,130,926
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	145,252	11,605,636
Astrazeneca PLC rights (c)(d)	21,510	0
CinCor Pharma Inc rights (c)(d)	12,042	0
Indivior PLC (c)	46,933	1,139,533
Verona Pharma PLC ADR (c)	22,235	2,354,909
		15,100,078
TOTAL HEALTH CARE		16,231,004

TOTAL UNITED KINGDOM		28,500,444
UNITED STATES - 96.0%
Communication Services - 15.2%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc Class A (b)(c)	62,655	3,066,337
Cogent Communications Holdings Inc (b)	14,467	553,073
Frontier Communications Parent Inc (c)	53,426	1,981,036
GCI Liberty Inc/DEL Class A (c)(d)	18,738	0
GCI LLC Class A	1,100	41,063
GCI LLC Class C	6,110	223,870
Globalstar Inc (c)	30,654	917,474
Iridium Communications Inc (b)	37,055	922,299
Shenandoah Telecommunications Co (b)	58,573	776,092
Uniti Group Inc (c)	59,069	372,135
		8,853,379
Entertainment - 2.0%
Atlanta Braves Holdings Inc Class C (c)	18,149	816,342
Electronic Arts Inc	59,343	10,204,029
Liberty Media Corp-Liberty Formula One Class C (c)	55,930	5,587,407
Liberty Media Corp-Liberty Live Class A (c)	10,023	948,376
Liberty Media Corp-Liberty Live Class C (c)	12,838	1,250,165
Netflix Inc (c)	102,074	123,330,911
Playtika Holding Corp	103,776	385,008
Roku Inc Class A (c)	28,983	2,798,598
Take-Two Interactive Software Inc (c)	43,081	10,049,505
Warner Bros Discovery Inc (c)	609,264	7,091,833
Warner Music Group Corp Class A	36,769	1,226,246
		163,688,420
Interactive Media & Services - 11.5%
Alphabet Inc Class A	1,399,430	297,952,641
Alphabet Inc Class C	1,312,547	280,268,161
Angi Inc Class A (b)(c)	11,166	197,861
Cargurus Inc Class A (c)	22,399	775,005
IAC Inc Class A (c)	21,280	779,274
Match Group Inc	59,578	2,224,643
Meta Platforms Inc Class A	521,553	385,271,201
QuinStreet Inc (c)	32,026	502,168
Rumble Inc Class A (b)(c)	54,247	395,460
TripAdvisor Inc Class A	33,287	579,860
Trump Media & Technology Group Corp (c)	56,927	997,930
Ziff Davis Inc (c)	15,208	581,098
ZoomInfo Technologies Inc (c)	93,198	1,015,858
		971,541,160
Media - 0.8%
Advantage Solutions Inc Class A (c)	169,859	309,143
Charter Communications Inc Class A (c)	33,724	8,956,420
Comcast Corp Class A	887,038	30,132,682
comScore Inc (c)	11,496	75,414
EchoStar Corp Class A (b)(c)	40,768	2,519,055
Fox Corp Class A	53,723	3,207,263
Fox Corp Class B	52,831	2,881,931
Integral Ad Science Holding Corp (c)	57,857	520,134
Liberty Broadband Corp Class A (c)	5,500	333,685
Liberty Broadband Corp Class C (c)	30,550	1,859,273
Magnite Inc (b)(c)	51,403	1,333,908
News Corp Class A	89,544	2,633,489
News Corp Class B (b)	38,409	1,300,913
Nexstar Media Group Inc (b)	6,578	1,345,398
Paramount Skydance Corp Class B	255,732	3,759,260
Sirius XM Holdings Inc (b)	80,894	1,912,334
Stagwell Inc Class A (c)	122,850	692,874
Trade Desk Inc (The) Class A (c)	108,126	5,910,167
		69,683,343
Wireless Telecommunication Services - 0.8%
Gogo Inc (b)(c)	50,220	551,416
T-Mobile US Inc	271,991	68,539,012
		69,090,428
TOTAL COMMUNICATION SERVICES		1,282,856,730

Consumer Discretionary - 13.1%
Automobile Components - 0.1%
Dorman Products Inc (c)	8,841	1,430,386
Fox Factory Holding Corp (c)	29,138	842,962
Gentex Corp	49,142	1,376,467
Gentherm Inc (c)	17,725	651,748
Goodyear Tire & Rubber Co/The (c)	86,470	733,266
Patrick Industries Inc (b)	7,876	880,931
Visteon Corp	6,462	801,030
XPEL Inc (c)(e)	9,834	365,431
		7,082,221
Automobiles - 3.1%
Cenntro Inc (b)(c)	127,691	69,119
Lucid Group Inc (b)(c)	935,084	1,851,466
Rivian Automotive Inc Class A (b)(c)	303,293	4,115,686
Tesla Inc (c)	773,742	258,329,242
		264,365,513
Broadline Retail - 7.0%
Amazon.com Inc (c)	2,552,320	584,481,280
eBay Inc	112,780	10,218,996
Etsy Inc (c)	27,336	1,449,081
Groupon Inc (b)(c)	13,017	339,744
Ollie's Bargain Outlet Holdings Inc (c)	15,789	2,002,677
		598,491,778
Distributors - 0.1%
LKQ Corp	61,609	2,009,686
Pool Corp	9,065	2,816,586
		4,826,272
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (c)	9,002	2,681,337
Frontdoor Inc (c)	20,695	1,257,221
Grand Canyon Education Inc (c)	7,491	1,509,961
Laureate Education Inc (c)	41,280	1,134,374
Lincoln Educational Services Corp (c)	22,067	415,080
Mister Car Wash Inc (b)(c)	108,979	622,270
Perdoceo Education Corp	12,131	397,169
Strategic Education Inc	7,443	605,488
Udemy Inc (c)	70,042	480,488
		9,103,388
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (c)	104,168	13,597,049
Booking Holdings Inc	7,773	43,521,417
Caesars Entertainment Inc (c)	49,755	1,331,941
Cheesecake Factory Inc/The (b)	14,904	916,000
Churchill Downs Inc	15,863	1,645,469
Cracker Barrel Old Country Store Inc (b)	9,650	577,263
Dave & Buster's Entertainment Inc (b)(c)	15,038	386,025
Domino's Pizza Inc	7,761	3,556,866
DoorDash Inc Class A (c)	95,788	23,492,007
DraftKings Inc Class A (c)	117,990	5,661,160
Expedia Group Inc Class A	29,087	6,247,888
First Watch Restaurant Group Inc (c)	31,559	594,572
Golden Entertainment Inc	24,399	606,803
Light & Wonder Inc Class A (b)(c)	20,977	1,939,743
Marriott International Inc/MD Class A1	65,240	17,475,186
Monarch Casino & Resort Inc	7,037	734,170
Papa John's International Inc (b)	12,302	599,230
Penn Entertainment Inc (b)(c)	49,587	1,003,145
Red Rock Resorts Inc Class A	12,954	801,464
Sabre Corp (b)(c)	144,442	258,551
Sportradar Holding AG Class A (b)(c)	53,656	1,660,117
Starbucks Corp	272,509	24,032,569
Texas Roadhouse Inc	14,813	2,555,983
Wendy's Co/The (b)	62,488	662,998
Wingstop Inc (b)	7,102	2,330,308
Wynn Resorts Ltd (b)	24,563	3,113,360
		159,301,284
Household Durables - 0.0%
Cavco Industries Inc (c)	2,296	1,218,005
LGI Homes Inc (b)(c)	11,307	700,016
Newell Brands Inc	151,952	899,556
Sonos Inc (c)	65,148	906,860
		3,724,437
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares (United States)	14,169	892,364
Hasbro Inc	33,831	2,746,062
Mattel Inc (c)	72,198	1,321,223
Peloton Interactive Inc Class A (c)	113,536	862,874
		5,822,523
Specialty Retail - 0.6%
Academy Sports & Outdoors Inc	21,222	1,136,438
Five Below Inc (c)	14,462	2,098,436
National Vision Holdings Inc (c)	30,792	706,368
O'Reilly Automotive Inc (c)	204,107	21,161,815
Ross Stores Inc	78,969	11,621,078
Tractor Supply Co	129,924	8,024,106
Ulta Beauty Inc (c)	10,965	5,402,784
Upbound Group Inc	25,713	653,367
Urban Outfitters Inc (c)	23,786	1,595,565
		52,399,957
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co (b)	15,042	838,140
Crocs Inc (b)(c)	13,666	1,191,675
Lululemon Athletica Inc (c)	27,801	5,621,362
Steven Madden Ltd	25,889	751,817
		8,402,994
TOTAL CONSUMER DISCRETIONARY		1,113,520,367

Consumer Staples - 3.0%
Beverages - 0.9%
Celsius Holdings Inc (c)	58,467	3,676,405
Coca-Cola Consolidated Inc	19,323	2,265,429
Keurig Dr Pepper Inc	323,606	9,413,699
Monster Beverage Corp (c)	228,790	14,278,784
National Beverage Corp (c)	26,548	1,116,343
PepsiCo Inc	327,621	48,700,862
Vita Coco Co Inc/The (c)	20,217	722,555
		80,174,077
Consumer Staples Distribution & Retail - 1.4%
Andersons Inc/The	12,117	495,585
Casey's General Stores Inc	8,897	4,399,744
Chefs' Warehouse Inc/The (c)	12,844	810,970
Costco Wholesale Corp	105,521	99,540,071
Dollar Tree Inc (c)	52,858	5,770,508
Grocery Outlet Holding Corp (b)(c)	49,545	897,260
Ingles Markets Inc Class A (b)	14,250	964,583
Maplebear Inc (c)	67,752	2,938,404
PriceSmart Inc (b)	9,274	994,729
SpartanNash Co	2,731	73,191
Sprouts Farmers Market Inc (c)	23,145	3,252,798
		120,137,843
Food Products - 0.5%
Bridgford Foods Corp (b)(c)	2,965	22,208
Cal-Maine Foods Inc (b)	13,561	1,568,194
Freshpet Inc (c)	11,834	660,574
J & J Snack Foods Corp	6,205	692,292
Kraft Heinz Co/The	274,176	7,668,703
Marzetti Company/The	8,012	1,462,991
Mission Produce Inc (c)	48,895	611,676
Mondelez International Inc	309,334	19,005,481
Pilgrim's Pride Corp (b)	61,760	2,745,232
Seneca Foods Corp Class A (c)	6,456	730,819
Simply Good Foods Co/The (c)	29,246	837,313
Smithfield Foods Inc	96,299	2,448,884
The Campbell's Company	72,837	2,325,685
Vital Farms Inc (b)(c)	15,876	811,105
		41,591,157
Household Products - 0.2%
Central Garden & Pet Co Class A (c)	18,354	606,232
Kimberly-Clark Corp	79,728	10,296,074
Reynolds Consumer Products Inc	56,579	1,313,199
WD-40 Co	4,034	871,505
		13,087,010
Personal Care Products - 0.0%
Interparfums Inc (b)	8,894	1,022,276
Olaplex Holdings Inc (b)(c)	281,359	402,343
		1,424,619
TOTAL CONSUMER STAPLES		256,414,706

Energy - 0.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	239,844	10,888,918
Patterson-UTI Energy Inc	136,562	793,425
ProFrac Holding Corp Class A (c)	65,502	262,008
Smart Sand Inc	112,697	218,631
Weatherford International PLC	19,048	1,213,453
		13,376,435
Oil, Gas & Consumable Fuels - 0.3%
Alliance Resource Partners LP	38,498	885,839
APA Corp	90,160	2,093,515
Calumet Inc (b)(c)	27,687	451,298
Chord Energy Corp	13,661	1,501,207
Diamondback Energy Inc	69,741	10,374,672
Dorchester Minerals Mlp	16,812	423,074
Expand Energy Corp	55,977	5,417,454
HighPeak Energy Inc Class A (b)	48,891	376,461
NextDecade Corp (b)(c)	85,235	913,719
Plains All American Pipeline LP	164,088	2,953,584
Plains GP Holdings LP Class A	43,119	832,197
Viper Energy Inc Class A	32,205	1,283,208
XCF Global Inc Class A (b)	87,222	126,472
		27,632,700
TOTAL ENERGY		41,009,135

Financials - 3.6%
Banks - 1.1%
1st Source Corp	8,444	543,962
Amalgamated Financial Corp	17,688	511,006
BancFirst Corp	10,199	1,356,161
Bancorp Inc/The (c)	14,442	1,101,058
Bank First Corp	4,121	535,400
Bank OZK (b)	21,523	1,129,312
Banner Corp	12,178	816,291
BCB Bancorp Inc	31,920	284,088
BOK Financial Corp (b)	17,933	1,997,916
Broadway Financial Corp/DE (c)	16,615	132,588
Brookline Bancorp Inc	65,006	711,816
Burke & Herbert Financial Services Corp	8,005	508,798
Business First Bancshares Inc	13,140	328,631
Carver Bancorp Inc (c)	40,119	72,614
Cathay General Bancorp	20,527	1,024,503
City Holding Co	5,790	743,899
Coastal Financial Corp/WA Class A (c)	5,712	654,024
Columbia Banking System Inc	38,688	1,035,678
Columbia Financial Inc (c)	66,598	1,000,968
Commerce Bancshares Inc/MO	15,409	954,433
Connectone Bancorp Inc	38,631	988,954
CVB Financial Corp	46,098	927,953
Dime Community Bancshares Inc	19,317	594,191
East West Bancorp Inc	33,052	3,475,087
Eastern Bankshares Inc	64,245	1,099,232
Enterprise Financial Services Corp	13,335	816,635
Esquire Financial Holdings Inc (b)	4,942	484,810
Fifth Third Bancorp	154,759	7,083,319
First Bancorp/Southern Pines NC (b)	16,169	882,666
First Busey Corp	24,804	612,659
First Citizens BancShares Inc/NC Class A (b)	2,802	5,558,916
First Community Bankshares Inc	11,205	425,566
First Financial Bancorp	29,587	783,464
First Financial Bankshares Inc	41,461	1,541,105
First Hawaiian Inc	39,793	1,032,628
First Interstate BancSystem Inc Class A	45,940	1,503,157
First Interstate Bank of Calif (b)	16,785	421,555
First Merchants Corp	18,365	762,515
First Mid Bancshares Inc	13,410	542,300
Firstsun Capital Bancorp (c)	5,835	221,788
Fulton Financial Corp (b)	53,526	1,052,321
German American Bancorp Inc (b)	14,709	614,542
Hancock Whitney Corp	15,798	994,010
Heritage Commerce Corp	69,429	717,202
Hope Bancorp Inc	52,640	585,883
Horizon Bancorp Inc/IN	31,714	534,698
Huntington Bancshares Inc/OH	295,580	5,264,280
Independent Bank Corp	3,936	281,463
International Bancshares Corp	18,796	1,344,666
Investar Holding Corp	20,223	474,027
Lakeland Financial Corp (b)	9,187	628,850
Mercantile Bank Corp	13,298	654,927
MidWestOne Financial Group Inc	22,490	680,098
NB Bancorp Inc (b)	19,898	375,873
Nbt Bancorp Inc	17,102	757,106
Northeast Bank	4,097	452,964
Northwest Bancshares Inc	47,742	603,936
OceanFirst Financial Corp	28,358	521,504
Old National Bancorp/IN	70,443	1,612,440
Pacific Premier Bancorp Inc	49,434	1,210,639
Pathward Financial Inc	3,549	282,039
Peoples Bancorp Inc/OH	17,218	532,725
Pinnacle Financial Partners Inc	13,881	1,349,511
Preferred Bank/Los Angeles CA	3,050	287,920
QCR Holdings Inc	7,405	580,404
Republic Bancorp Inc/KY Class A	12,405	951,960
S&T Bancorp Inc	17,193	679,295
Seacoast Banking Corp of Florida	26,687	830,233
Simmons First National Corp Class A	42,496	883,067
Stock Yards Bancorp Inc (b)	10,687	862,548
Texas Capital Bancshares Inc (c)	14,032	1,214,750
TFS Financial Corp	88,301	1,241,512
Towne Bank/Portsmouth VA	27,535	1,010,259
TriCo Bancshares	12,909	586,327
Trustmark Corp	22,180	893,189
UMB Financial Corp	18,025	2,197,248
United Bankshares Inc/WV (b)	26,420	1,012,943
Univest Financial Corp	18,762	594,193
Valley National Bancorp	118,784	1,242,481
Veritex Holdings Inc	34,250	1,176,488
WaFd Inc	32,712	1,028,792
WesBanco Inc	23,909	784,215
Westamerica BanCorp	10,224	511,302
Wintrust Financial Corp	8,862	1,216,664
WSFS Financial Corp	20,678	1,205,321
Zions Bancorp NA	31,910	1,851,099
		89,569,560
Capital Markets - 1.4%
BGC Group Inc Class A	116,821	1,146,014
Carlyle Group Inc/The	87,841	5,671,015
CME Group Inc Class A	86,554	23,067,508
Coinbase Global Inc Class A (c)	50,962	15,519,967
Galaxy Digital Inc Class A (b)	51,372	1,206,728
Greenpro Capital Corp (b)(c)	73,231	106,185
Hamilton Lane Inc Class A	10,861	1,676,287
Interactive Brokers Group Inc Class A	100,277	6,241,240
LPL Financial Holdings Inc	18,681	6,808,851
MarketAxess Holdings Inc	9,791	1,799,977
Morningstar Inc	10,463	2,745,700
Nasdaq Inc	136,282	12,911,357
Northern Trust Corp	44,518	5,844,323
Perella Weinberg Partners Class A	35,726	790,616
Robinhood Markets Inc Class A (c)	186,457	19,397,122
SEI Investments Co	27,574	2,434,233
StepStone Group Inc Class A	21,673	1,345,026
StoneX Group Inc (c)	11,659	1,191,200
T Rowe Price Group Inc	51,347	5,525,964
TPG Inc Class A	27,406	1,653,952
Tradeweb Markets Inc Class A	29,460	3,634,186
Victory Capital Holdings Inc Class A (b)	19,956	1,422,464
		122,139,915
Consumer Finance - 0.2%
Credit Acceptance Corp (b)(c)	2,893	1,489,114
Dave Inc Class A (c)	3,198	681,878
Encore Capital Group Inc (c)	21,269	889,895
FirstCash Holdings Inc	8,778	1,292,736
Navient Corp (b)	37,627	515,866
SLM Corp	47,869	1,497,342
SoFi Technologies Inc Class A (c)	259,417	6,625,511
Upstart Holdings Inc (b)(c)	22,433	1,643,890
World Acceptance Corp (c)	4,482	768,349
		15,404,581
Financial Services - 0.5%
Affirm Holdings Inc Class A (c)	66,668	5,897,451
AvidXchange Holdings Inc (c)	66,701	663,008
Chime Financial Inc (b)(c)	79,847	2,108,759
Enact Holdings Inc	43,368	1,632,805
Euronet Worldwide Inc (c)	11,548	1,076,158
Flywire Corp (c)	58,902	774,561
GSR III Acquisition Corp Class A	157,759	1,635,961
HCM II Acquisition Corp Class A	52,093	609,488
Jack Henry & Associates Inc (b)	15,891	2,594,365
M3-Brigade Acquisition V Corp Class A	104,405	1,102,517
Marqeta Inc Class A (c)	163,323	1,039,551
Merchants Bancorp/IN	17,260	559,569
Mr Cooper Group Inc (c)	14,884	2,806,081
NMI Holdings Inc (c)	17,997	708,182
Payoneer Global Inc (c)	108,196	751,962
PayPal Holdings Inc (c)	234,982	16,493,387
Remitly Global Inc (c)	58,903	1,091,473
Sezzle Inc (b)(c)	9,154	865,968
		42,411,246
Insurance - 0.4%
Amerisafe Inc	10,441	482,165
Arch Capital Group Ltd	90,302	8,265,342
Baldwin Insurance Group Inc/The Class A (b)(c)	19,472	616,678
Brighthouse Financial Inc (c)	15,905	751,670
Cincinnati Financial Corp	36,111	5,546,650
Erie Indemnity Co Class A (b)	11,285	3,999,178
Goosehead Insurance Inc Class A	7,153	605,931
Palomar Hldgs Inc (c)	7,211	887,097
Principal Financial Group Inc	51,633	4,156,973
Root Inc/OH Class A (b)(c)	3,057	281,916
Safety Insurance Group Inc	4,056	300,185
Selective Insurance Group Inc	16,724	1,308,319
Skyward Specialty Insurance Group Inc (c)	13,119	633,648
Slide Insurance Holdings Inc	30,006	401,480
Tiptree Inc Class A	25,400	595,630
Trupanion Inc (c)	14,362	665,822
Willis Towers Watson PLC	22,600	7,385,454
		36,884,138
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp (b)	214,122	2,089,831
New York Mortgage Trust Inc	107,517	776,272
		2,866,103
TOTAL FINANCIALS		309,275,543

Health Care - 4.9%
Biotechnology - 2.8%
89bio Inc (c)	58,824	531,181
ACADIA Pharmaceuticals Inc (c)	52,794	1,372,116
ADMA Biologics Inc (c)	54,463	940,031
Agios Pharmaceuticals Inc (c)	19,194	723,806
Akebia Therapeutics Inc (b)(c)	138,282	434,205
Akero Therapeutics Inc (c)	18,974	886,655
Alkermes PLC (c)	43,781	1,268,336
Alnylam Pharmaceuticals Inc (c)	31,447	14,041,400
Amgen Inc	128,295	36,911,754
Amicus Therapeutics Inc (c)	96,724	734,135
Apellis Pharmaceuticals Inc (c)	32,984	909,369
Apogee Therapeutics Inc (c)	16,254	591,158
Applied Genetic Technologies Corp/DE (c)(d)	14,225	0
Arcellx Inc (b)(c)	13,940	967,297
Arcutis Biotherapeutics Inc (c)	32,532	504,897
ArriVent Biopharma Inc (c)	43,186	825,716
Arrowhead Pharmaceuticals Inc (c)	41,897	922,991
ARS Pharmaceuticals Inc (b)(c)	32,348	375,884
Avidity Biosciences Inc (c)	37,465	1,745,120
Beam Therapeutics Inc (c)	38,081	623,005
BioCryst Pharmaceuticals Inc (c)	89,650	744,992
Biogen Inc (c)	33,662	4,450,790
BioMarin Pharmaceutical Inc (c)	45,192	2,633,338
Bridgebio Pharma Inc (c)	44,931	2,325,629
CareDx Inc (b)(c)	15,930	217,604
Caris Life Sciences Inc (c)	68,121	2,615,165
Carisma Therapeutics Inc rights (c)(d)	449,253	4
Catalyst Pharmaceuticals Inc (c)	35,489	730,719
Celldex Therapeutics Inc (c)	28,839	636,765
Centessa Pharmaceuticals PLC ADR (c)	33,256	558,368
CG oncology Inc (b)(c)	24,021	644,243
Cogent Biosciences Inc (c)	50,117	605,413
Cyclerion Therapeutics Inc (c)	15,676	38,406
Cytokinetics Inc (c)	36,456	1,287,990
Denali Therapeutics Inc (c)	55,539	848,081
Design Therapeutics Inc (b)(c)	63,023	348,517
Disc Medicine Inc (b)(c)	8,029	478,890
Dynavax Technologies Corp (c)	79,789	807,465
Dyne Therapeutics Inc (c)	61,897	834,991
Exact Sciences Corp (c)	46,475	2,203,845
Exelixis Inc (c)	66,670	2,494,791
Galectin Therapeutics Inc (b)(c)	79,345	339,597
Geron Corp (c)	385,853	540,194
Gilead Sciences Inc	296,399	33,484,195
GRAIL Inc (b)(c)	10,790	353,804
Halozyme Therapeutics Inc (c)	30,858	2,257,263
Ideaya Biosciences Inc (c)	34,423	845,085
ImmunityBio Inc (b)(c)	261,653	612,268
Immunome Inc (b)(c)	48,193	458,315
Immunovant Inc (c)	57,205	840,341
Incyte Corp (c)	46,977	3,974,724
Insmed Inc (c)	50,475	6,869,648
Intellia Therapeutics Inc (b)(c)	48,831	554,476
Ionis Pharmaceuticals Inc (c)	39,751	1,694,784
Janux Therapeutics Inc (c)	21,802	495,341
Kiniksa Pharmaceuticals International Plc Class A (c)	27,262	913,004
Kinnate Biopharma Inc rights (c)(d)	50,749	0
Krystal Biotech Inc (b)(c)	6,946	1,025,924
Kymera Therapeutics Inc (b)(c)	20,196	832,075
Legend Biotech Corp ADR (c)	33,210	1,153,383
Madrigal Pharmaceuticals Inc (b)(c)	5,351	2,342,935
MannKind Corp (c)	92,973	426,746
Metsera Inc (c)	27,213	960,347
Mineralys Therapeutics Inc (c)	33,868	524,277
Mirati Therapeutics Inc rights (c)(d)	1,147	0
Mirum Pharmaceuticals Inc (c)	13,601	1,004,706
Moderna Inc (c)	101,604	2,447,640
MoonLake Immunotherapeutics Class A (b)(c)	19,573	1,091,195
Natera Inc (c)	33,337	5,608,950
Neurocrine Biosciences Inc (c)	23,977	3,347,189
Novavax Inc (b)(c)	41,671	311,282
Nurix Therapeutics Inc (c)	90,791	847,988
Nuvalent Inc Class A (c)	15,596	1,194,342
OmniAb Operations Inc (c)(d)	2,320	928
OmniAb Operations Inc (c)(d)	2,320	742
Praxis Precision Medicines Inc (c)	10,105	460,182
Protagonist Therapeutics Inc (c)	15,805	933,285
PTC Therapeutics Inc (c)	20,140	993,506
Recursion Pharmaceuticals Inc Class A (b)(c)	127,520	599,344
Regeneron Pharmaceuticals Inc	26,534	15,408,294
Rein Therapeutics Inc (c)	42,986	59,751
Revolution Medicines Inc (c)	45,013	1,709,144
Rhythm Pharmaceuticals Inc (c)	18,437	1,901,777
Roivant Sciences Ltd (c)	138,213	1,648,881
Sarepta Therapeutics Inc (b)(c)	25,869	470,816
Scholar Rock Holding Corp (b)(c)	23,154	755,978
Soleno Therapeutics Inc (c)	19,143	1,295,407
Spyre Therapeutics Inc (b)(c)	32,225	531,390
Summit Therapeutics Inc (b)(c)	180,068	4,267,612
TG Therapeutics Inc (b)(c)	38,429	1,127,123
Tobira Therapeutics Inc rights (c)(d)	1,750	0
Travere Therapeutics Inc (c)	26,240	459,200
Twist Bioscience Corp (c)	16,481	444,493
Ultragenyx Pharmaceutical Inc (c)	31,114	932,175
United Therapeutics Corp (c)	10,299	3,138,723
Vaxcyte Inc (c)	38,984	1,200,317
Vera Therapeutics Inc Class A (c)	20,923	452,774
Veracyte Inc (c)	22,885	694,331
Vericel Corp (c)	14,132	513,840
Vertex Pharmaceuticals Inc (c)	61,688	24,121,242
Viking Therapeutics Inc (b)(c)	30,539	826,080
Viridian Therapeutics Inc (b)(c)	37,084	681,604
Zymeworks Inc (c)	83,970	1,243,596
		235,039,615
Health Care Equipment & Supplies - 1.2%
ABIOMED Inc (c)(d)	10,350	22,976
Align Technology Inc (c)	16,791	2,383,650
Alphatec Holdings Inc (c)	55,482	882,164
AtriCure Inc (c)	17,795	658,237
Cooper Cos Inc/The (c)	46,275	3,118,704
DENTSPLY SIRONA Inc	63,885	913,556
Dexcom Inc (c)	95,871	7,222,921
GE HealthCare Technologies Inc	109,250	8,055,003
Hologic Inc (c)	53,469	3,588,839
ICU Medical Inc (c)	7,438	949,535
IDEXX Laboratories Inc (c)	19,411	12,560,664
Insulet Corp (c)	16,475	5,599,523
Integra LifeSciences Holdings Corp (b)(c)	29,647	448,559
Intuitive Surgical Inc (c)	85,831	40,623,383
iRadimed Corp	7,789	564,235
iRhythm Technologies Inc (c)	8,704	1,479,506
Kestra Medical Technologies Ltd (b)	13,784	222,473
Lantheus Holdings Inc (b)(c)	16,275	893,498
LeMaitre Vascular Inc	9,212	878,502
LivaNova PLC (c)	16,158	910,826
Masimo Corp (b)(c)	13,556	1,893,909
Merit Medical Systems Inc (c)	14,200	1,285,668
Neogen Corp (c)	73,947	425,195
Novocure Ltd (c)	36,039	444,361
Omnicell Inc (c)	22,369	729,006
PROCEPT BioRobotics Corp (b)(c)	15,476	621,671
Pulse Biosciences Inc (b)(c)	17,103	265,781
QuidelOrtho Corp (c)	23,068	661,821
Tandem Diabetes Care Inc (b)(c)	19,413	242,857
TransMedics Group Inc (b)(c)	8,176	939,913
UFP Technologies Inc (b)(c)	2,785	585,296
		100,072,232
Health Care Providers & Services - 0.2%
Acadia Healthcare Co Inc (b)(c)	24,637	565,666
AdaptHealth Corp (b)(c)	56,446	535,673
Addus HomeCare Corp (b)(c)	5,887	678,006
Alignment Healthcare Inc (c)	53,144	869,436
Astrana Health Inc (c)	16,921	540,795
Aveanna Healthcare Holdings Inc (c)	87,965	703,720
BrightSpring Health Services Inc (c)	41,628	986,167
Clover Health Investments Corp Class A (b)(c)	113,681	297,843
CorVel Corp (c)	14,094	1,255,071
Ensign Group Inc/The	13,456	2,311,472
GeneDx Holdings Corp Class A (b)(c)	7,070	915,494
Guardant Health Inc (c)	29,818	2,010,330
HealthEquity Inc (c)	21,313	1,903,890
Henry Schein Inc (c)	27,574	1,918,599
LifeStance Health Group Inc (c)	124,021	679,635
NeoGenomics Inc (c)	40,474	355,362
OPKO Health Inc (b)(c)	287,570	396,847
Option Care Health Inc (c)	38,090	1,092,421
P3 Health Partners Inc Class A (b)(c)	2,066	17,188
Pennant Group Inc/The (c)	21,215	509,372
Premier Inc Class A (b)	21,754	563,429
Privia Health Group Inc (b)(c)	36,663	844,716
Progyny Inc (b)(c)	27,303	646,262
RadNet Inc (c)	19,839	1,423,647
Surgery Partners Inc (b)(c)	40,022	908,099
		22,929,140
Health Care Technology - 0.0%
Certara Inc (b)(c)	77,018	834,875
HealthStream Inc	18,965	532,537
Schrodinger Inc/United States (b)(c)	23,210	452,826
Waystar Holding Corp (c)	40,544	1,535,807
		3,356,045
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (b)(c)	38,273	536,205
Adaptive Biotechnologies Corp (c)	50,829	669,926
Azenta Inc (c)	14,965	457,031
Bio-Techne Corp	35,273	1,926,964
BioLife Solutions Inc (b)(c)	28,041	702,427
Bruker Corp	35,857	1,218,421
ICON PLC (c)	19,721	3,509,155
Illumina Inc (c)	41,563	4,154,638
Medpace Holdings Inc (c)	7,146	3,397,994
Niagen Bioscience Inc (c)	24,173	239,313
Repligen Corp (c)	13,490	1,650,097
Sotera Health Co (b)(c)	89,212	1,460,400
Tempus AI Inc Class A (b)(c)	42,114	3,194,768
		23,117,339
Pharmaceuticals - 0.4%
Amneal Intermediate Inc Class A (c)	92,644	885,677
Amphastar Pharmaceuticals Inc (c)	17,824	545,771
ANI Pharmaceuticals Inc (c)	7,616	712,096
Atea Pharmaceuticals Inc (c)	116,439	391,235
Avadel Pharmaceuticals PLC Class A (c)	64,134	946,618
Axsome Therapeutics Inc (c)	12,772	1,548,988
Belite Bio Inc ADR (b)(c)	6,128	386,248
Collegium Pharmaceutical Inc (c)	17,134	664,799
Corcept Therapeutics Inc (b)(c)	25,481	1,776,535
CorMedix Inc (b)(c)	24,863	368,718
Crinetics Pharmaceuticals Inc (c)	31,605	979,439
Edgewise Therapeutics Inc (c)	29,682	425,937
Enliven Therapeutics Inc (b)(c)	31,122	630,843
Harmony Biosciences Holdings Inc (b)(c)	20,803	767,423
Harrow Inc (b)(c)	11,383	443,937
Innoviva Inc (c)	26,615	543,744
Jazz Pharmaceuticals PLC (c)	14,507	1,853,269
Ligand Pharmaceuticals Inc (c)	9,686	1,566,323
Ligand Pharmaceuticals Inc rights (c)	1,530	122
Ligand Pharmaceuticals Inc rights (c)	1,530	54
Ligand Pharmaceuticals Inc rights (c)	1,530	5
Ligand Pharmaceuticals Inc rights (c)	1,530	1
Liquidia Corp (b)(c)	45,445	1,257,918
Ocular Therapeutix Inc (b)(c)	58,486	714,114
Pacira BioSciences Inc (b)(c)	24,210	645,681
Royalty Pharma PLC Class A	101,421	3,649,128
Sanofi SA ADR	68,526	3,390,666
Sanofi SA rights (c)(d)	925	0
Satsuma Pharmaceuticals Inc rights (c)(d)	218,164	1
Structure Therapeutics Inc ADR (b)(c)	20,426	394,222
Supernus Pharmaceuticals Inc (c)	25,707	1,159,900
Tarsus Pharmaceuticals Inc (c)	13,374	783,449
Viatris Inc	289,277	3,051,872
		30,484,733
TOTAL HEALTH CARE		414,999,104

Industrials - 3.6%
Aerospace & Defense - 0.4%
AeroVironment Inc (c)	10,943	2,641,093
Astronics Corp (b)(c)	11,441	416,109
Axon Enterprise Inc (c)	18,664	13,947,421
Firefly Aerospace Inc (c)	33,774	1,532,326
Intuitive Machines Inc Class A (b)(c)	31,208	273,694
Kratos Defense & Security Solutions Inc (b)(c)	38,201	2,515,154
Leonardo DRS Inc	66,518	2,771,140
Mercury Systems Inc (c)	19,663	1,328,236
Rocket Lab Corp (b)	116,901	5,681,389
Woodward Inc	14,265	3,520,887
		34,627,449
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	26,914	3,463,832
Hub Group Inc Class A	20,776	777,438
		4,241,270
Building Products - 0.0%
AAON Inc (b)	20,856	1,730,005
Gibraltar Industries Inc (c)	11,673	730,613
UFP Industries Inc	13,474	1,360,470
		3,821,088
Commercial Services & Supplies - 0.5%
Casella Waste Systems Inc Class A (c)	14,279	1,407,338
CECO Environmental Corp (c)	15,385	701,402
Cintas Corp	89,046	18,702,331
Copart Inc (c)	228,975	11,176,270
Driven Brands Holdings Inc (b)(c)	54,194	998,253
Fuel Tech Inc (c)	241,539	705,294
Healthcare Services Group Inc (c)	29,596	461,994
Interface Inc	21,955	586,638
MillerKnoll Inc	27,237	574,973
Tetra Tech Inc	67,626	2,462,939
VSE Corp	5,657	918,697
		38,696,129
Construction & Engineering - 0.2%
Construction Partners Inc Class A (c)	11,553	1,385,205
Ferrovial SE (United States) (b)	179,246	9,828,058
Great Lakes Dredge & Dock Corp (c)	33,105	386,004
IES Holdings Inc (c)	5,382	1,879,986
Limbach Holdings Inc (b)(c)	3,939	451,252
MYR Group Inc (c)	4,237	793,463
Sterling Infrastructure Inc (c)	7,621	2,122,677
WillScot Holdings Corp	46,462	1,126,239
		17,972,884
Electrical Equipment - 0.1%
American Superconductor Corp (c)	17,650	880,735
Array Technologies Inc (b)(c)	67,812	610,986
Enovix Corp Class B (b)(c)	66,047	635,372
Eos Energy Enterprises Inc (b)(c)	74,755	515,810
NANO Nuclear Energy Inc (c)	9,544	310,562
NEXTracker Inc Class A (c)	35,932	2,416,786
Plug Power Inc (b)(c)	253,974	398,739
Powell Industries Inc (b)	3,505	932,891
Power Solutions International Inc (b)(c)	7,168	594,156
Shoals Technologies Group Inc (c)	74,342	483,966
Sunrun Inc (b)(c)	64,402	1,028,500
Vicor Corp (b)(c)	12,654	646,746
		9,455,249
Ground Transportation - 0.4%
ArcBest Corp	7,174	529,154
Avis Budget Group Inc (b)(c)	11,379	1,800,499
CSX Corp	417,009	13,556,963
Heartland Express Inc (b)	90,320	775,849
Hertz Global Holdings Inc (b)(c)	102,321	586,299
JB Hunt Transport Services Inc	23,538	3,412,775
Landstar System Inc	6,287	831,959
Lyft Inc Class A (c)	98,468	1,597,151
Marten Transport Ltd	31,701	375,340
Old Dominion Freight Line Inc	51,568	7,785,221
Saia Inc (c)	6,504	1,928,176
Universal Logistics Holdings Inc	12,631	327,647
Werner Enterprises Inc	18,848	543,765
		34,050,798
Industrial Conglomerates - 0.4%
Honeywell International Inc	153,293	33,647,814
Icahn Enterprises LP (b)	152,387	1,290,717
		34,938,531
Machinery - 0.3%
Astec Industries Inc	20,100	930,429
Blue Bird Corp (c)	10,738	626,992
Franklin Electric Co Inc	13,293	1,300,853
Hillman Solutions Corp Class A (c)	67,888	670,733
Lincoln Electric Holdings Inc	12,923	3,135,507
Microvast Holdings Inc (b)(c)	97,878	261,334
Middleby Corp/The (c)	13,063	1,787,672
NN Inc (c)	57,930	148,880
Nordson Corp	13,129	2,955,207
PACCAR Inc	125,595	12,556,988
Symbotic Inc Class A (b)(c)	31,442	1,491,294
		25,865,889
Passenger Airlines - 0.2%
Allegiant Travel Co (b)(c)	14,477	907,129
American Airlines Group Inc (b)(c)	148,052	1,979,455
JetBlue Airways Corp (b)(c)	124,711	667,204
SkyWest Inc (c)	10,555	1,281,377
United Airlines Holdings Inc (c)	78,781	8,272,005
		13,107,170
Professional Services - 0.8%
Automatic Data Processing Inc	92,385	28,089,660
Barrett Business Services Inc	12,440	607,072
Concentrix Corp (b)	19,107	1,008,085
CRA International Inc	3,448	668,084
CSG Systems International Inc	7,986	512,382
ExlService Holdings Inc (c)	37,873	1,658,080
Exponent Inc	15,257	1,089,045
First Advantage Corp (b)(c)	71,343	1,167,171
Forrester Research Inc (c)	14,991	146,012
Heidrick & Struggles International Inc	14,245	723,788
Huron Consulting Group Inc (c)	5,454	746,980
ICF International Inc	6,232	612,107
Innodata Inc (b)(c)	7,602	288,724
Legalzoom.com Inc (c)	63,535	703,968
Paychex Inc	85,650	11,944,321
Paylocity Holding Corp (c)	14,328	2,568,007
Science Applications International Corp	11,785	1,387,095
SS&C Technologies Holdings Inc	57,624	5,108,944
Upwork Inc (c)	44,630	686,856
Verisk Analytics Inc	33,103	8,875,576
Verra Mobility Corp Class A (c)	48,048	1,193,993
Willdan Group Inc (c)	8,358	918,210
		70,704,160
Trading Companies & Distributors - 0.3%
Distribution Solutions Group Inc (c)	11,604	373,765
DXP Enterprises Inc/TX (c)	7,700	961,576
Fastenal Co	271,130	13,464,316
FTAI Aviation Ltd	25,513	3,925,175
McGrath RentCorp	7,844	952,968
Rush Enterprises Inc Class A (b)	20,572	1,180,833
Willis Lease Finance Corp (b)	2,421	359,953
Xometry Inc Class A (b)(c)	16,271	805,089
		22,023,675
TOTAL INDUSTRIALS		309,504,292

Information Technology - 49.7%
Communications Equipment - 0.9%
Applied Optoelectronics Inc (b)(c)	14,311	346,325
Cisco Systems Inc	947,830	65,485,575
CommScope Holding Co Inc (c)	62,114	996,309
Digi International Inc (c)	17,007	590,483
Extreme Networks Inc (c)	59,431	1,270,635
F5 Inc (c)	13,012	4,074,578
Harmonic Inc (c)	45,723	439,855
Lumentum Holdings Inc (b)(c)	17,842	2,369,596
NetScout Systems Inc (c)	46,585	1,159,501
Viasat Inc (c)	50,472	1,631,760
Viavi Solutions Inc (c)	81,275	916,782
		79,281,399
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries Inc	10,854	1,624,627
Aeva Technologies Inc (c)	19,373	286,817
Avnet Inc	21,364	1,165,833
Bel Fuse Inc Class B	6,328	851,496
CDW Corp/DE	31,665	5,217,126
Cognex Corp	48,794	2,144,008
ePlus Inc	8,192	592,855
Flex Ltd (c)	88,035	4,720,437
Insight Enterprises Inc (b)(c)	7,090	922,834
IPG Photonics Corp (b)(c)	17,393	1,423,095
Itron Inc (c)	12,077	1,484,746
Littelfuse Inc	6,604	1,715,917
Napco Security Technologies Inc	14,655	557,623
nLight Inc (c)	35,443	1,020,758
Novanta Inc (c)	10,079	1,173,296
OSI Systems Inc (c)	5,059	1,163,823
Ouster Inc Class A (c)	22,713	648,002
PC Connection Inc	8,893	571,020
Plexus Corp (c)	6,732	922,351
Sanmina Corp (c)	14,652	1,721,903
Trimble Inc (c)	53,845	4,351,753
TTM Technologies Inc (c)	27,305	1,216,984
Zebra Technologies Corp Class A (c)	12,528	3,972,504
		39,469,808
IT Services - 0.5%
Akamai Technologies Inc (c)	36,657	2,900,668
Amdocs Ltd	26,587	2,275,050
Applied Digital Corp (c)	59,252	946,847
Cognizant Technology Solutions Corp Class A	116,622	8,425,940
CoreWeave Inc Class A (c)	86,310	8,893,383
Couchbase Inc (c)	33,252	811,016
Grid Dynamics Holdings Inc (c)	34,786	288,376
MongoDB Inc Class A (c)	20,112	6,347,548
Okta Inc Class A (c)	38,508	3,572,387
VeriSign Inc	21,854	5,974,228
		40,435,443
Semiconductors & Semiconductor Equipment - 21.1%
ACM Research Inc Class A (c)	16,429	463,626
Advanced Micro Devices Inc (c)	387,981	63,097,350
Ambarella Inc (c)	13,505	1,113,892
Amkor Technology Inc	59,308	1,434,661
Analog Devices Inc	118,248	29,716,905
Applied Materials Inc	191,423	30,773,161
ARM Holdings PLC ADR (c)	33,436	4,624,533
Astera Labs Inc (c)	38,279	6,974,434
Axcelis Technologies Inc (c)	7,919	633,837
Broadcom Inc	1,129,440	335,884,162
Cirrus Logic Inc (c)	12,907	1,473,850
Cohu Inc (c)	44,780	891,122
Credo Technology Group Holding Ltd (c)	40,352	4,965,515
Diodes Inc (c)	17,781	967,909
Enphase Energy Inc (c)	32,511	1,225,665
Entegris Inc (b)	36,458	3,052,993
First Solar Inc (c)	25,854	5,046,442
FormFactor Inc (c)	21,790	636,050
GlobalFoundries Inc (c)	134,821	4,501,673
Impinj Inc (b)(c)	6,684	1,253,049
Intel Corp (c)	1,042,099	25,375,111
KLA Corp	31,485	27,454,920
Lam Research Corp	304,661	30,511,799
Lattice Semiconductor Corp (c)	35,393	2,349,387
MACOM Technology Solutions Holdings Inc (c)	18,404	2,358,473
Marvell Technology Inc	207,619	13,051,968
MaxLinear Inc Class A (c)	34,825	547,449
Microchip Technology Inc	128,565	8,356,725
Micron Technology Inc	267,791	31,869,807
MKS Inc	17,225	1,780,032
Monolithic Power Systems Inc	11,606	9,699,831
Navitas Semiconductor Corp Class A (b)(c)	69,610	407,915
NVIDIA Corp	5,866,382	1,021,806,417
ON Semiconductor Corp (c)	101,798	5,048,163
PDF Solutions Inc (c)	26,786	547,774
Penguin Solutions Inc (c)	28,664	691,662
Photronics Inc (b)(c)	9,176	208,020
Power Integrations Inc	16,518	744,962
Qorvo Inc (c)	20,413	1,851,459
QUALCOMM Inc	262,119	42,130,387
Rambus Inc (c)	27,579	2,034,503
Rigetti Computing Inc Class A (b)(c)	75,002	1,217,282
Semtech Corp (c)	19,707	1,144,780
Silicon Laboratories Inc (c)	9,759	1,311,122
SiTime Corp (c)	6,075	1,468,145
Skyworks Solutions Inc	35,433	2,655,349
SolarEdge Technologies Inc (b)(c)	25,269	854,598
Synaptics Inc (c)	12,165	849,847
Teradyne Inc	38,783	4,585,702
Texas Instruments Inc	217,080	43,954,358
Ultra Clean Holdings Inc (c)	30,862	741,305
Universal Display Corp	10,855	1,504,394
Veeco Instruments Inc (b)(c)	23,049	565,161
		1,788,409,636
Software - 16.5%
ACI Worldwide Inc (c)	29,180	1,440,033
Adeia Inc	43,859	659,639
Adobe Inc (c)	101,678	36,268,543
Agilysys Inc (c)	8,985	980,443
Alarm.com Holdings Inc (c)	14,371	842,572
Alkami Technology Inc (b)(c)	36,501	934,426
Amplitude Inc Class A (b)(c)	66,307	757,889
Appfolio Inc Class A (c)	5,134	1,424,069
Appian Corp Class A (b)(c)	22,910	705,170
AppLovin Corp Class A (c)	73,729	35,285,962
Atlassian Corp Class A (c)	38,843	6,905,509
Aurora Innovation Inc Class A (b)(c)	349,492	1,967,640
Autodesk Inc (c)	50,479	15,885,741
AvePoint Inc Class A (c)	62,122	1,016,316
Bentley Systems Inc Class B (b)	72,253	4,020,879
Bitdeer Technologies Group Class A (b)(c)	36,899	527,287
Blackbaud Inc (c)	14,622	975,434
BlackLine Inc (b)(c)	16,395	891,396
Braze Inc Class A (c)	25,712	712,222
Cadence Design Systems Inc (c)	65,603	22,989,259
Ccc Intelligent Solutions Holdings Inc Class A (c)	149,840	1,483,416
Cipher Mining Inc (b)(c)	108,465	828,673
Cleanspark Inc (b)(c)	59,177	560,406
Commvault Systems Inc (c)	10,638	1,985,530
Confluent Inc Class A (c)	79,342	1,575,732
Core Scientific Inc (b)(c)	62,603	898,353
Crowdstrike Holdings Inc Class A (c)	59,590	25,248,283
CyberArk Software Ltd (c)	11,725	5,314,474
Datadog Inc Class A (c)	76,486	10,454,106
Docusign Inc (c)	47,023	3,604,783
Dropbox Inc Class A (c)	47,393	1,377,241
EverCommerce Inc (b)(c)	64,886	749,433
Five9 Inc (b)(c)	21,654	582,926
Fortinet Inc (c)	181,284	14,279,741
Freshworks Inc Class A (c)	71,735	966,270
Gen Digital Inc	139,583	4,215,407
Gitlab Inc Class A (c)	33,833	1,624,661
Intapp Inc (c)	19,895	914,971
InterDigital Inc (b)	6,071	1,649,551
Intuit Inc	66,791	44,549,597
Jamf Holding Corp (b)(c)	47,559	443,250
JFrog Ltd (c)	28,978	1,430,644
Life360 Inc (b)(c)	18,124	1,639,225
LM Funding America Inc (b)(c)	24,612	30,764
Manhattan Associates Inc (c)	14,781	3,184,419
MARA Holdings Inc (b)(c)	75,078	1,199,746
Microsoft Corp	1,786,908	905,408,415
Monday.com Ltd (c)	11,694	2,256,942
nCino Inc (b)(c)	34,102	1,095,015
NextNav Inc Class A (b)(c)	44,523	792,955
Nutanix Inc Class A (c)	64,566	4,339,481
Onestream Inc Class A (c)	31,249	649,667
Pagaya Technologies Ltd Class A (b)(c)	29,767	1,097,807
Palantir Technologies Inc Class A (c)	542,931	85,082,717
Palo Alto Networks Inc (c)	158,948	30,282,773
Pegasystems Inc	42,123	2,283,488
Porch Group Inc (c)	37,795	641,381
Progress Software Corp (c)	11,983	554,693
PTC Inc (c)	27,732	5,920,782
Qualys Inc (c)	9,484	1,288,022
Rapid7 Inc (b)(c)	18,677	386,801
Riot Platforms Inc (b)(c)	94,183	1,295,958
Roper Technologies Inc	25,321	13,326,696
SailPoint Inc (b)	132,633	2,737,545
ServiceTitan Inc Class A (c)	18,293	1,961,558
SoundHound AI Inc Class A (b)(c)	82,166	1,069,801
Sprout Social Inc Class A (c)	17,631	278,392
SPS Commerce Inc (c)	10,148	1,119,324
Strategy Inc Class A (c)	61,248	20,481,944
Synopsys Inc (c)	37,149	22,420,164
Tenable Holdings Inc (c)	35,216	1,088,879
Terawulf Inc (c)	106,259	1,004,148
Varonis Systems Inc (c)	27,969	1,650,730
Verint Systems Inc (c)	18,953	386,452
Vertex Inc Class A (b)(c)	21,908	565,665
Workday Inc Class A (c)	51,451	11,875,920
Zoom Communications Inc Class A (c)	59,570	4,850,189
Zscaler Inc (c)	36,875	10,216,219
		1,404,392,554
Technology Hardware, Storage & Peripherals - 10.2%
Apple Inc	3,590,778	833,563,206
CompoSecure Inc Class A (b)(c)	43,991	841,108
Corsair Gaming Inc (c)	72,238	645,085
NetApp Inc	48,443	5,463,886
Quantum Computing Inc (b)(c)	36,887	582,077
Sandisk Corp/DE	40,992	2,150,850
Seagate Technology Holdings PLC	51,121	8,557,655
Super Micro Computer Inc (b)(c)	142,970	5,938,974
Western Digital Corp	80,798	6,491,311
		864,234,152
TOTAL INFORMATION TECHNOLOGY		4,216,222,992

Materials - 0.8%
Chemicals - 0.7%
Alto Ingredients Inc (c)	94,614	106,914
Balchem Corp	9,227	1,495,604
Hawkins Inc (b)	7,416	1,240,919
Innospec Inc	7,838	686,530
Linde PLC	112,015	53,575,655
PureCycle Technologies Inc (b)(c)	52,706	753,169
		57,858,791
Construction Materials - 0.0%
United States Lime & Minerals Inc	9,211	1,159,849
Containers & Packaging - 0.0%
TriMas Corp	25,374	981,213
Metals & Mining - 0.1%
Aura Minerals Inc (United States)	19,809	578,621
Century Aluminum Co (c)	29,143	650,763
Kaiser Aluminum Corp	7,805	607,775
Perpetua Resources Corp (United States) (b)(c)	30,784	580,894
Royal Gold Inc	16,126	2,895,907
Steel Dynamics Inc	36,021	4,715,870
USA Rare Earth Inc Class A (b)(c)	25,486	380,251
		10,410,081
TOTAL MATERIALS		70,409,934

Real Estate - 0.7%
Health Care REITs - 0.0%
Diversified Healthcare Trust	121,450	462,724
Sabra Health Care REIT Inc	69,431	1,326,826
		1,789,550
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	156,980	2,701,626
Industrial REITs - 0.0%
Lineage Inc (b)	59,427	2,490,586
Real Estate Management & Development - 0.2%
Comstock Holding Cos Inc Class A (c)	117,893	1,865,067
CoStar Group Inc (c)	100,045	8,953,028
eXp World Holdings Inc (b)	81,892	886,890
Newmark Group Inc Class A	50,940	927,617
Zillow Group Inc Class A (c)	13,052	1,063,477
Zillow Group Inc Class C (c)	41,021	3,458,481
		17,154,560
Retail REITs - 0.1%
Phillips Edison & Co Inc	33,825	1,190,302
Regency Centers Corp	43,608	3,161,580
		4,351,882
Specialized REITs - 0.4%
Equinix Inc	23,257	18,284,421
Gaming and Leisure Properties Inc	61,489	2,952,087
Lamar Advertising Co Class A	21,009	2,673,395
PotlatchDeltic Corp	24,524	1,030,743
SBA Communications Corp Class A	25,663	5,257,066
		30,197,712
TOTAL REAL ESTATE		58,685,916

Utilities - 0.9%
Electric Utilities - 0.9%
Alliant Energy Corp	59,033	3,841,277
American Electric Power Co Inc	126,764	14,073,339
Constellation Energy Corp	75,222	23,166,872
Evergy Inc	51,132	3,643,666
Exelon Corp	237,809	10,387,497
MGE Energy Inc	11,051	940,993
Otter Tail Corp	12,392	1,040,804
Xcel Energy Inc	135,574	9,814,202
		66,908,650
Independent Power and Renewable Electricity Producers - 0.0%
Montauk Renewables Inc (b)(c)	94,774	203,764
Talen Energy Corp (c)	10,622	4,024,888
		4,228,652
Multi-Utilities - 0.0%
Northwestern Energy Group Inc	19,209	1,104,710
Water Utilities - 0.0%
H2O America	13,594	684,730
Middlesex Water Co	9,627	515,429
		1,200,159
TOTAL UTILITIES		73,442,171

TOTAL UNITED STATES		8,146,340,890
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A (b)	57,220	827,401
VIETNAM - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Vinfast Auto Ltd (b)(c)	635,890	2,174,744
TOTAL COMMON STOCKS (Cost $3,787,183,539)		8,466,754,325

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (h)(i) (Cost $1,658,048)	4.15	1,672,000	1,658,358

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.36	26,223,057	26,228,301
Fidelity Securities Lending Cash Central Fund (j)(k)	4.36	214,678,143	214,699,611
TOTAL MONEY MARKET FUNDS (Cost $240,925,710)			240,927,912

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $4,029,767,297)	8,709,340,595
NET OTHER ASSETS (LIABILITIES) - (2.5)% (f)	(210,828,562)
NET ASSETS - 100.0%	8,498,512,033

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	68	9/19/2025	31,907,980	1,601,000	1,601,000

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $365,431 or 0.0% of net assets.

(f)	Includes $406,728 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,658,358.
(i)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,696,694.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,654,418	135,315,303	129,741,420	646,811	-	-	26,228,301	26,223,057	0.0%
Fidelity Securities Lending Cash Central Fund	187,284,436	506,929,939	479,514,764	7,499,358	-	-	214,699,611	214,678,143	0.8%
Total	207,938,854	642,245,242	609,256,184	8,146,169	-	-	240,927,912

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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